UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment [Check only one.]:	/ / is a restatement / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	BVF Inc.
Address:	227 West Monroe Street, Suite 4800 Chicago, Illinois 60606

Form 13F File Number:28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark N. Lampert
Title:	President
Phone:	(312) 263-7777

Signature, Place and Date of Signing:

/s/ Mark N. Lampert	San Francisco, California	11/14/01

[Signature]	[City, State]	[Date]
Report Type (Check only one):
/x/	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/ /	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).
/ /	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:	1
Form 13F Information Table Entry
Total:	32
Form 13F Information Table Value
Total:	$122,884 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

1.	28-6770	BVF Partners L.P.

(SEC USE ONLY)

FORM 13F

Name of Reporting Manager: BVF Inc.

				Column 5:					Column 8: Voting Authority
Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP	Column 4: Value (x$1000)		Sh/ Prn	Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers
				Shrs Prn					Sole	Shared	None
Aclara Biosciences Inc.	Com	00461P106	208	37,000	Sh		Defined	1	37,000
Advanced Magnetics Inc.	Com	00753P103	3,175	1,054,933	Sh		Defined	1	1,054,933
AMGEN Inc.	Com	031162100	1,466	24,948	Sh		Defined	1	24,948
Applied Molecular Evolution	Com	03823E108	366	49,500	Sh		Defined	1	49,500
Arena Pharmaceuticals Inc.	Com	040047102	2,752	250,200	Sh		Defined	1	250,200
Arqule Inc.	Com	04269E107	1,504	143,896	Sh		Defined	1	143,896
Array Biopharma Inc.	Com	04269X105	379	42,000	Sh		Defined	1	42,000
Atherogenics Inc.	Com	047439104	16,019	3,536,270	Sh		Defined	1	3,536,270
Autoimmune Inc.	Com	052776101	2,760	3,246,978	Sh		Defined	1	3,246,978
Biocryst Pharmaceuticals	Com	09058V103	6,295	1,753,600	Sh		Defined	1	1,753,600
Cell Genesys Inc.	Com	150921104	350	21,900	Sh		Defined	1	21,900
Cortech Inc.	Com New	22051J308	2,982	754,966	Sh		Defined	1	754,966
Corvas Int'l Inc.	Com	221005101	4,663	810,943	Sh		Defined	1	810,943
Epimmune Inc.	Com	29425Y101	238	105,700	Sh		Defined	1	105,700
Flamel Technologies S.A.	Sponsored ADR	338488109	1,388	1,250,000	Sh		Defined	1	1,250,000
Genome Therapeutics Corp.	Com	372430108	2,194	378,200	Sh		Defined	1	378,200
Immunogen Inc.	Com	45253H101	1,957	216,200	Sh		Defined	1	216,200
Imclone Systems Inc.	Com	45245W109	4,241	75,000	Sh		Defined	1	75,000
Kosan Biosciences Inc.	Com	50064W107	87	16,500	Sh		Defined	1	16,500
Lexicon Genetics Inc	Com	528872104	1,453	191,200	Sh		Defined	1	191,200
Microcide Pharmaceuticls. Inc.	Com	595018102	2,421	771,007	Sh		Defined	1	771,007
Neurocrine Bioscience Inc.	Com	64125C109	439	13,700	Sh		Defined	1	13,700
Neurogen Corp.	Com	64124E106	2,592	157,949	Sh		Defined	1	157,949
OSI Pharmaceuticals Inc.	Com	671040103	3,449	106,136	Sh		Defined	1	106,136
Repligen Corp.	Com	759916109	6,597	3,400,700	Sh		Defined	1	3,400,700
COLUMN TOTAL			69,975

(SEC USE ONLY)

FORM 13F

Name of Reporting Manager: BVF Inc.

				Column 5:					Column 8: Voting Authority
Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP	Column 4: Value (x$1000)		Sh/ Prn	Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers
				Shrs Prn					Sole	Shared	None
Synaptic Pharmaceutical Corp.	Com	87156R109	8,096	1,737,283	Sh		Defined	1	1,737,283
Titan Pharmaceuticals Inc.	Com	888314101	7,333	1,173,300	Sh		Defined	1	1,173,300
Zonagen Inc.	Com	98975L108	1,967	626,200	Sh		Defined	1	626,200
AMGEN Inc.	Com	031162100	5,877	100,000		Put	Defined	1
Gilead Sciences Inc.	Com	375558103	13,481	240,000		Put	Defined	1
Gilead Sciences Inc.	Com	375558103	11,234	200,000		Put	Defined	1
Icos Corp.	Com	449295104	4,921	100,000		Put	Defined	1
COLUMN TOTAL			52,909
CUMULATIVE TOTAL			122,884